INVESTMENTS - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Schedule of Cost-method Investments [Line Items]
Investments, at cost	$ 250	$ 250
Common Stock Par Or Stated Value Per Share	$ 0.001	$ 0.001
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	6 years 3 months 18 days	6 years
Deferred Revenue	$ 672
Amortization of Deferred Charges, Total	$ 25
Common Class A [Member]
Schedule of Cost-method Investments [Line Items]
Common Stock Par Or Stated Value Per Share	$ 0.06
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest	46.00%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	16,400,000
Common Class A [Member] | Warrant [Member]
Schedule of Cost-method Investments [Line Items]
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest	16.00%
Fair Value of Warrants [Member]
Schedule of Cost-method Investments [Line Items]
Fair Value Assumptions, Risk Free Interest Rate	1.52%
Fair Value Assumptions, Expected Volatility Rate	83.10%
Fair Value Assumptions, Expected Term	5 years
Share Price	$ 0.06
Valuation of Underlying Shares [Member]
Schedule of Cost-method Investments [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	1.52%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	50.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	5 years
Licensing Agreements
Schedule of Cost-method Investments [Line Items]
Number of Common stock received in connection with license agreement	57,000
Investments, at cost	$ 250